United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on

Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULES OF INVESTMENTS.

American Beacon Money Market Select Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
ASSET-BACKED COMMERCIAL PAPER - 9.19%
Kells Funding LLC,
0.26%, Due 4/9/2013 A B	$20,000	$19,999
0.22%, Due 6/11/2013 A B	15,000	14,993
Old Line Funding LLC, 0.22%, Due 4/18/2013 A B	35,000	34,997

Total Asset-Backed Commercial Paper (Cost $69,989)		69,989

FINANCIAL COMPANY COMMERCIAL PAPER - 51.84%
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.215%, Due 5/13/2013	35,000	34,991
DBS Bank Ltd., 0.205%, Due 4/23/2013 B	30,000	29,996
DNB Bank ASA,
0.20%, Due 5/28/2013 B	18,000	17,994
0.22%, Due 6/6/2013 B	16,815	16,808
Mizuho Funding LLC, 0.245%, Due 6/20/2013 A B	30,000	29,984
Nordea North America, Inc.,
0.25%, Due 4/4/2013	15,000	15,000
0.225%, Due 7/5/2013	20,000	19,988
NRW Bank, 0.20%, Due 6/28/2013 B	20,000	19,990
Oversea-Chinese Banking Corp Ltd., 0.22%, Due 6/28/2013	35,000	34,981
Rabobank USA Financial Corp., 0.22%, Due 6/4/2013	35,000	34,986
Standard Chartered Bank, 0.250%, Due 5/6/2013 B	35,000	34,991
Sumitomo Mitsui Banking Corp., 0.24%, Due 4/11/2013 B	35,000	34,999
Svenska Handelsbanken, Inc., 0.22%, Due 7/11/2013 B	35,000	34,978
Toyota Motor Credit Corp., 0.21%, Due 7/12/2013	35,000	34,979

Total Financial Company Commercial Paper (Cost $394,665)		394,665

GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 0.51% (Cost $3,879)
Goldman Sachs & Co., 0.20%, acquired 3/28/2013, Due 4/1/2013 at $3,879 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $3,956, 3.35% - 5.00%, 8/1/26 - 6/1/41)	3,879	3,879

OTHER REPURCHASE AGREEMENTS - 38.48%
Barclays Capital, Inc., 0.36%, acquired 3/28/2013, Due 4/1/2013 at $37,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $40,700, 12.00%, 6/15/15 - 2/15/27)	37,000	37,000
BNP Paribas Securities Corp., 0.44%, acquired 3/28/2013, Due 4/1/2013 at $37,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $40,695, 9.00%, 7/15/14 - 6/1/36)	37,000	37,000
Credit Suisse Securities (USA) LLC, 0.31%, acquired 3/28/2013, Due 4/1/2013 at $37,000 (Held at JPMorgan Chase, Collateralized by Equity Securities and Corporate Obligations valued at $38,854, 1/1/49)A	37,000	37,000
Deutsche Bank Securities, Inc., 0.34%, acquired 3/28/2013, Due 4/1/2013 at $37,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $41,192, 1/1/49)	37,000	37,000
JPMorgan Securities LLC, 0.30%, acquired 3/4/2013, Due 4/3/2013 at $36,000 (Held at JPMorgan Chase, Collateralized by Mortgage Loan Obligations valued at $37,800, 0.40% - 9.05%, 3/21/19 - 10/12/52)A	36,000	36,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.31%, acquired 3/28/2013, Due 4/1/2013 at $37,000 (Held at Bank of New York Mellon, Collateralized by an Equity Security valued at $40,700, 1/1/49)	37,000	37,000
RBC Capital Markets LLC, 0.25%, acquired 3/27/2013, Due 4/3/2013 at $37,000 (Held at Bank of New York Mellon, Collateralized by Municipal Securities valued at $38,850, 8.50%, 4/30/13 - 7/1/47)A	37,000	37,000
Wells Fargo Securities LLC, 0.36%, acquired 3/28/2013, Due 4/1/2013 at $35,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $36,674, 11.00%, 7/15/13 - 4/1/67)A	35,000	35,000

Total Other Repurchase Agreements (Cost $293,000)		293,000

TOTAL INVESTMENTS - 100.02% (Cost $761,533)		$761,533
LIABILITIES, NET OF OTHER ASSETS - (0.02%)		(123)

TOTAL NET ASSETS - 100.00%		$761,410

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Limited Liability Company.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $289,729 or 38.05% of net assets. The Fund has no right to demand registration of these securities.

American Beacon U.S. Government Money Market Select Fund

Schedule of Investments

March 31, 2013 (Unaudited)

	Par Amount	Fair Value
	(000’s)	(000’s)
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 30.20%
Federal Home Loan Bank,
0.35%, Due 4/3/2013	$25,000	$25,001
0.23%, Due 5/17/2013	5,000	5,000
0.20%, Due 5/24/2013	5,000	5,000
0.17%, Due 7/9/2013	5,000	4,999
0.16%, Due 7/12/2013	5,000	5,000
0.145%, Due 8/14/2013	10,000	9,995
0.29%, Due 11/8/2013	4,000	4,002
0.32%, Due 12/11/2013	5,800	5,806
0.21%, Due 12/27/2013	7,000	7,003
Federal Home Loan Mortgage Corp., 0.375%, Due 10/30/2013	8,725	8,736
Federal National Mortgage Association, 0.200%, Due 5/17/2013	7,300	7,301
Straight-A Funding LLC,
0.19%, Due 4/2/2013 A B	10,000	10,000
0.18%, Due 6/6/2013 A B	5,000	4,998

Total U.S. Government and Government Agency Obligations (Cost $102,841)		102,841

GOVERNMENT AGENCY REPURCHASE AGREEMENTS - 55.10%
Barclays Capital, Inc., 0.15%, acquired 3/28/2013, Due 4/1/2013 at $50,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Treasury Obligation valued at $51,000, 1.00%, 3/31/17)	50,000	50,000
Credit Agricole CIB, 0.22%, acquired 3/28/2013, Due 4/1/2013 at $50,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $52,500, 2.50%,11/1/27)	50,000	50,000
Deutsche Bank Securities, Inc., 0.25%, acquired 3/28/2013, Due 4/1/2013 at $50,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligation valued at $51,000, 2.35% - 6.00%, 11/1/27 - 3/1/43)	50,000	50,000
Goldman Sachs & Co., 0.20%, acquired 3/28/2013, Due 4/1/2013 at $12,755 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $13,010, 3.27%, 2/1/18)	12,755	12,755
Goldman Sachs & Co., 0.13%, acquired 3/27/2013, Due 4/3/2013 at $25,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $25,500, 2.50% - 10.00%, 1/1/14 - 10/1/48)	25,000	25,000

Total Government Agency Repurchase Agreements (Cost $187,755)		187,755

OTHER REPURCHASE AGREEMENTS - 14.70%
Barclays Capital, Inc., 0.36%, acquired 3/28/2013, Due 4/1/2013 at $10,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $11,000, 6.00% - 9.75%, 5/15/16 - 3/15/29)	10,000	10,000
BNP Paribas Securities Corp., 0.44%, acquired 3/28/2013, Due 4/1/2013 at $12,000 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $13,270, 3.32% - 7.99%, 6/1/36 - 11/1/66)	12,000	12,000
Deutsche Bank Securities, Inc., 0.34%, acquired 3/28/2013, Due 4/1/2013 at $14,000 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $16,057, 1/1/49)	14,000	14,000
J.P. Morgan Securities LLC, 0.41%, acquired 3/28/2013, Due 4/1/2013 at $14,000 (Held at JPMorgan Chase, Collateralized by Mortgage Loan Obligations valued at $14,701, 0.35% - 8.37%, 6/20/29 - 3/25/37)	14,000	14,000

Total Other Repurchase Agreements (Cost $50,000)		50,000

TOTAL INVESTMENTS - 100.00% (Cost $340,596)		$340,596
LIABILITIES, NET OF OTHER ASSETS - 0.00%		(11)

TOTAL NET ASSETS - 100.00%		$340,585

Percentages are stated as a percent of net assets.

All rates represent either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

A	Limited Liability Company.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $14,998 or 4.40% of net assets. The Fund has no right to demand registration of these securities.

AMERICAN BEACON SELECT FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Each Fund values its investments and computes the net asset value per share each day that the New York Stock Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities are valued at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Trust’s Board of Trustees (the “Board”). In the event that a deviation of  1/2 of 1% or more exists between the $1.00 per share price of a Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities include fixed-income securities that are valued using observable inputs as stated above.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfer between levels to be disclosed. The end of period timing recognition has been adopted for the transfer between levels of the Funds’ asset and liabilities. During the period ended March 31, 2013, there were no transfers between levels. At March 31, 2013, the investments were classified as described below (in thousands):

Money Market Fund	Level 1	Level 2	Level 3	Total
Asset-Backed Commercial Paper	$—	$69,989	$—	$69,989
Financial Company Commercial Paper	—	394,665	—	394,665
Government Agency Repurchase Agreements	—	3,879	—	3,879
Other Repurchase Agreements	36,000	257,000	—	293,000

Total Investments in Securities	$36,000	$725,533	$—	$761,533

U.S. Government Money Market Fund	Level 1	Level 2	Level 3	Total
U.S. Government and Government Agency Obligations	$—	$102,841	$—	$102,841
Government Agency Repurchase Agreements	—	187,755	—	187,755
Other Repurchase Agreements	14,000	36,000	—	50,000

Total Investments in Securities	$14,000	$326,596	$—	$340,596

Repurchase Agreements

Under the terms of a repurchase agreement, securities are acquired by the Funds from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government or non-government securities. All collateral is valued at cost, which approximates fair value and is held at the custodian bank. The collateral is monitored daily by the Manager from reports provided by the custody bank to make the determination that the collateral’s fair value exceeds the carrying value of the repurchase agreement plus accrued interest.

Restricted Securities

Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended March 31, 2013 are disclosed in the Notes to the Schedules of Investments.

Federal Income Taxes

As of March 31, 2013, the cost basis of investments for federal income tax purposes was the same as the book basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON SELECT FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: May 30, 2013

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: May 30, 2013